Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Capital redemption reserve [member]	Fair value reserve [member]	Translation reserve [member]	Retained earnings [member]	Equity attributable to equity holders of the company [member]	Non-controlling interest [member]
Beginning Balance at Dec. 31, 2016	£ 4,348	£ 205	£ 2,597	£ (79)			£ 905	£ 716	£ 4,344	£ 4
Statement [LineItems]
Profit/(loss) for the year	408							406	406	2
Other comprehensive income/(expense)	(155)					£ 13	(313)	145	(155)
Total comprehensive income/(expense)	253					13	(313)	551	251	2
Equity-settled transactions	33							33	33
Issue of ordinary shares under share option schemes	5		5						5
Buyback of equity	(300)	(5)			£ 5			(300)	(300)
Release of treasury shares				18				(18)
Changes in non-controlling interest								(2)	(2)	2
Dividends	(318)							(318)	(318)
Ending balance at Dec. 31, 2017	4,021	200	2,602	(61)	5	13	592	662	4,013	8
Statement [LineItems]
Profit/(loss) for the year	590							588	588	2
Other comprehensive income/(expense)	124					8	86	30	124
Total comprehensive income/(expense)	714					8	86	618	712	2
Equity-settled transactions	37							37	37
Tax on equity-settled transactions	4							4	4
Issue of ordinary shares under share option schemes	6	1	5						6
Buyback of equity	(2)	(6)			6			(2)	(2)
Release of treasury shares				28				(28)
Transfer of gain on disposal of FVOCI investment						(2)		2
Dividends	(137)							(136)	(136)	(1)
Ending balance at Dec. 31, 2018	4,525	195	2,607	(33)	11	19	678	1,039	4,516	9
Statement [LineItems]
Beginning balance | Previously stated [member]	4,447	195	2,607	(33)	11	19	678	961	4,438	9
Adjustment on initial application (Increase decrease due to application of IFRS 16 [member]) at Dec. 31, 2018	(83)							(83)	(83)
Adjustment on initial application (Increase decrease due to application of IFRIC 23 [member]) at Dec. 31, 2018	5							5	5
Statement [LineItems]
Profit/(loss) for the year	266							264	264	2
Other comprehensive income/(expense)	(217)					20	(111)	(126)	(217)
Total comprehensive income/(expense)	49					20	(111)	138	47	2
Equity-settled transactions	25							25	25
Tax on equity-settled transactions	(5)							(5)	(5)
Issue of ordinary shares under share option schemes	7		7						7
Purchase of treasury shares	(52)			(52)					(52)
Release of treasury shares				61				(61)
Dividends	(148)							(147)	(147)	(1)
Ending balance at Dec. 31, 2019	£ 4,323	£ 195	£ 2,614	£ (24)	£ 11	£ 39	£ 567	£ 911	£ 4,313	£ 10